Mortgage Servicing Rights - Changes in Fair Value of Capitalized MSRs (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Transfers and Servicing of Financial Assets [Abstract]
Gain related to excess servicing rights sold	$ 44